Document and Entity Information	Total
Risk/Return:
Document Type	497
Document Period End Date	Jun. 30, 2015
Registrant Name	RevenueShares ETF Trust
Central Index Key	0001384032
Amendment Flag	false
Document Creation Date	Nov. 03, 2015
Document Effective Date	Nov. 03, 2015
Prospectus Date	Oct. 28, 2015